Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Total net revenues		$ 678,269	¥ 4,663,440	¥ 2,184,816	¥ 796,904
Cost of revenues	[1]	572,125	3,933,647	1,929,864	1,094,644
Research and development expenses	[1]	38,565	265,152	170,160	188,334
Sales and marketing expenses	[1]	27,519	189,207	87,292	68,746
General and administrative expenses	[1]	41,846	287,710	101,995	71,325
Share-based compensation			226,695	40,108	52,098
Related Parties [Member]
Total net revenues			16,300	468	0
Cost of revenues			266,852	259,244	135,420
Sales and marketing expenses			4,038	6,639	4,080
YY Inc [Member]
Cost of revenues					132,852
Research and development expenses			10,042	45,563	73,297
General and administrative expenses			3,080	16,503	56,408
Share-based compensation			5,833	10,465	52,098
Cost of Revenues [Member]
Share-based compensation		1,523	10,472	2,877	5,677
Research and Development Expenses [Member]
Share-based compensation		4,457	30,643	9,174	19,538
Sales and Marketing Expenses [Member]
Share-based compensation		266	1,832	791	326
General and Administrative Expenses [Member]
Share-based compensation		$ 26,725	¥ 183,748	¥ 27,266	¥ 26,557

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2016 2017 2018 2018 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 5,677 2,877 10,472 1,523 Research and development expenses 19,538 9,174 30,643 4,457 Sales and marketing expenses 326 791 1,832 266 General and administrative expenses 26,557 27,266 183,748 26,725